Intangible assets - Main amortization rates (Details)	12 Months Ended
Dec. 31, 2023
Exploration rights
Intangible assets
Description of useful life, intangible assets other than goodwill	UOP
Concessions, licenses, trademarks and similar items | Minimum
Intangible assets
Amortisation rate, intangible assets other than goodwill	3.00%
Concessions, licenses, trademarks and similar items | Maximum
Intangible assets
Amortisation rate, intangible assets other than goodwill	33.00%
Industrial patents and intellectual property right | Minimum
Intangible assets
Amortisation rate, intangible assets other than goodwill	20.00%
Industrial patents and intellectual property right | Maximum
Intangible assets
Amortisation rate, intangible assets other than goodwill	33.00%
Capitalized costs for customer acquisition | Minimum
Intangible assets
Amortisation rate, intangible assets other than goodwill	17.00%
Capitalized costs for customer acquisition | Maximum
Intangible assets
Amortisation rate, intangible assets other than goodwill	33.00%
Other intangible assets | Minimum
Intangible assets
Amortisation rate, intangible assets other than goodwill	3.00%
Other intangible assets | Maximum
Intangible assets
Amortisation rate, intangible assets other than goodwill	20.00%